Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Recorded Balances and Transactions with Related Parties
Balances and transactions with related parties recorded in the Company’s consolidated financial statements were as follows:

	As of December 31, 2017	As of December 31, 2016
Balances with Parent and affiliates:
Receivables	$0.1	$0.3
Payables	17.1	—

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Transactions with Parent and affiliates:
Payments related to commutation endorsements (1)	$7.8	$7.4	$0.6	$14.7
Shared services expenses allocated, net (2)	6.9	6.1	0.4	5.5
Concessions, general agent fees, administrative and underwriting fees	10.7	8.0	0.9	11.7
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(1)
Commutation endorsements reduce the reserves reported in funds held under deposit contracts on the consolidated balance sheets and interest credited on the consolidated statements of income, net of related payments.

(2)	Reported primarily in other underwriting and operating expenses on the consolidated statements of income.